Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 111,383
Balance at end of period	$ 116,114		$ 116,114
Issued capital [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	159.6	158.0	159.6	158.0
Balance at beginning of period	$ 5,600	$ 3,950	$ 5,600	$ 3,950
Number of shares issued	0.0	0.8	0.0	0.8
Issue of equity	$ 0	$ 850	$ 0	$ 850
Redemption of shares, Number of shares	0.0		0.0
Redemption of shares, amount	$ 0		$ 0
Ending balance, Number of shares	159.6	158.8	159.6	158.8
Balance at end of period	$ 5,600	$ 4,800	$ 5,600	$ 4,800
Issued capital [member] | Other equity securities [member]
Disclosure of classes of share capital [line items]
Ending balance, Number of shares	5.0	1.8	5.0	1.8
Balance at end of period	$ 5,653	$ 1,750	$ 5,653	$ 1,750
Issued capital [member] | Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 11,253	$ 5,700	$ 11,253	$ 5,700
Ending balance, Number of shares	164.6	160.6	164.6	160.6
Balance at end of period	$ 11,253	$ 6,550	$ 11,253	$ 6,550